Other income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income [abstract]
Other income	€ 236	€ 20	€ 214
Receivable related to the insolvency of a financial institution	72		€ 79
Income from positive recovery of defaulted receivables	25	27
Other income		€ (58)
Proceeds from agreement of withdrawal of retail banking market	€ 34